NOTE 3: SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Foreign Currency: Schedule of Exchange Rages (Tables)	11 Months Ended
Nov. 30, 2017
SDA Mill, Audited
Schedule of Exchange Rages
	November 30, 2017	December 31, 2016
Balance sheet date: Mexican Peso to USD exchange rate	18.63	20.73
Average for the period ended: Mexican Peso to USD exchange rate	18.82	18.64